Employee Benefit Plan, Statements of Financial Condition (Statement) - EBP 38-0572512-001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Plan cash held by Ally Financial Inc.	$ 3,884,346	$ 2,646,234
Total assets	3,884,346	2,646,234
Payable to participants	3,884,346	2,646,234
Plan equity	0	0
Total liabilities and plan equity	$ 3,884,346	$ 2,646,234